Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[2]	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues	$ 178	$ 1,307	[1]	$ 317	$ 2,972	[3],[4]
Other income	1,823	1,416	[1]	5,242	3,551	[3],[4]
Total revenues and other income	2,001	2,723	[1]	5,560	6,523	[3],[4]
Operating expenses
Cost of revenue	(55)	(329)	[5]	(389)	(714)	[4],[6]
Research and development expenses	(22,144)	(25,630)		(43,225)	(52,231)	[4]
Selling, general and administrative expenses	(3,950)	(4,830)		(8,914)	(10,893)	[4]
Other operating income (expenses)	490	753	[5]	(83)	774	[4],[6]
Total operating expenses	(25,660)	(30,036)		(52,612)	(63,064)	[4]
Operating income (loss)	(23,659)	(27,313)		(47,053)	(56,541)	[4]
Financial income	32,266	9,992		33,041	12,263	[4]
Financial expenses	(16,284)	(1,691)		(21,461)	(3,050)	[4]
Net Financial gain (loss)	15,982	8,301		11,580	9,213	[4]
Income tax	258	0		(258)	0	[4]
Income (loss) from continuing operations	(7,935)	(19,012)		(35,731)	(47,328)	[4]
Income (loss) from discontinued operations	(5,647)	(442)		(10,377)	(6,883)	[4]
Net income (loss)	(13,583)	(19,454)		(46,108)	(54,211)	[4],[7]
Attributable to shareholders of Cellectis	(10,648)	(18,946)		(40,715)	(50,858)	[4]
Attributable to non-controlling interests	$ (2,935)	$ (506)		$ (5,393)	$ (3,352)	[4]
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.19)	$ (0.42)		$ (0.76)	$ (1.12)	[4]
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.19)	(0.42)		(0.76)	(1.12)	[4]
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.05)	0		(0.09)	(0.08)	[4]
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	$ (0.05)	$ 0		$ (0.09)	$ (0.08)	[4]
Number of shares used for computing
Basic				53,541,010	45,497,127

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[4]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[5]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[6]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[7]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)